Fair Value Of Financial Instruments (Unrealized Gains (Losses) Classified As Level 3 Within The Fair Value Hierarchy II) (Details) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012
Trading Assets And Private Equity Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Assets	¥ (61)	[1]
Trading Assets And Private Equity Investments [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Assets	(2)	[1]
Trading Assets And Private Equity Investments [Member] | Private Equity Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Assets	(12)	[1]
Trading Assets And Private Equity Investments [Member] | Japanese Government Agency And Municipal Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Assets	0	[1]
Trading Assets And Private Equity Investments [Member] | Foreign Government Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Assets	2	[1]
Trading Assets And Private Equity Investments [Member] | Bank and Corporate Debt Securities and Loans for Trading Purpose [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Assets	(3)
Trading Assets And Private Equity Investments [Member] | Commercial Mortgage-Backed Securities ("CMBS") [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Assets	3	[1]
Trading Assets And Private Equity Investments [Member] | Residential Mortgage-Backed Securities ("RMBS") [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Assets	0	[1]
Trading Assets And Private Equity Investments [Member] | Mortgage And Other Mortgage-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Assets	1	[1]
Trading Assets And Private Equity Investments [Member] | Collateralized Debt Obligations ("CDO") And Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Assets	(1)	[1]
Trading Assets And Private Equity Investments [Member] | Investment Trust Funds And Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Assets	0	[1]
Trading Assets And Private Equity Investments [Member] | Total Cash Instruments [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Assets	(12)	[1]
Trading Assets And Private Equity Investments [Member] | Equity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Assets	(6)	[1],[2]
Trading Assets And Private Equity Investments [Member] | Interest Rate Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Assets	(9)	[1],[2]
Trading Assets And Private Equity Investments [Member] | Credit Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Assets	(45)	[1],[2]
Trading Assets And Private Equity Investments [Member] | Foreign Exchange Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Assets	16	[1],[2]
Trading Assets And Private Equity Investments [Member] | Commodity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Assets	0	[1],[2]
Trading Assets And Private Equity Investments [Member] | Total Derivative, Net [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Assets	(44)	[1]
Trading Assets And Private Equity Investments [Member] | Sub Total Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Assets	(56)	[1]
Trading Assets And Private Equity Investments [Member] | Loans And Receivables [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Assets	(3)	[1]
Trading Assets And Private Equity Investments [Member] | Non-Trading Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Assets	0	[1]
Trading Assets And Private Equity Investments [Member] | Other Assets Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Assets	(2)	[1]
Trading Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Liabilities	(63)	[1]
Trading Liabilities [Member] | Short-Term Borrowings [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Liabilities	0	[1]
Trading Liabilities [Member] | Payables And Deposits [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Liabilities	0	[1]
Trading Liabilities [Member] | Long-Term Borrowings [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized gain (loss), Liabilities	¥ (63)	[1]

[1]	Includes gains and losses reported mainly within Net gain on trading, Gain on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
[2]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.